Schwartz Value Fund
RISK/RETURN SUMMARY
What is the Fund’s investment objective?
The investment objective of the Fund is to seek long-term capital appreciation.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Schwartz Value Fund Schwartz Value Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Schwartz Value Fund Schwartz Value Fund Shares
Management Fees		0.95%
Other Expenses		0.46%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.44%
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Schwartz Value Fund Schwartz Value Fund Shares	147	456	787	1,724

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal market conditions, the Fund intends to invest at least 80% of its net assets in U.S. common stocks. The Fund may also invest in exchange-traded funds (“ETFs”) if Schwartz Investment Counsel, Inc. (the “Adviser”) believes it is advisable to expose the Fund to the broad market or to market sectors or to hedge against market risk without purchasing a large number of individual securities. The Fund may invest in the securities of companies of any size, although it is anticipated that the Fund’s portfolio will consist primarily of common stocks of large-cap companies.

The Adviser uses fundamental security analysis to identify and purchase shares of companies that are believed to be selling below their intrinsic value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that may significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies or product offerings.

The Adviser intends to hold securities for an average of 3 to 5 years under normal market conditions. The price of the securities held by the Fund are monitored in relation to the Adviser’s criteria for value. When a stock appreciates substantially and is no longer undervalued, according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results or economic factors or competitive developments adversely impair the company’s intrinsic value.

What are the principal risks of investing in the Fund?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Security Selection and Investment Style Risk. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, it may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style may go out of favor with investors.

Small and Mid-Cap Company Risk. Investments in small and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-sized companies may be subject to wider price fluctuations. Small and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

Exchange-Traded Fund Risk. ETFs typically hold a portfolio of securities designed to track the performance of a particular index or market sector. The Adviser may invest in certain types of ETFs to hedge against market risk. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. Investments in ETFs generally present the same primary risks as investments in conventional investment companies, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF's shares may trade at a discount to its net asset value, or that an active trading market for an ETF's shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, the Fund's shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month-end, is available on the Fund’s website (www.schwartzvaluefund.com) or by calling 1-888-726-0753.

The 2013 year-to-date total return for the Fund through March 31, 2013 is 11.58%.

During the periods shown in the bar chart, the highest return for a quarter was 21.72% during the quarter ended June 30, 2009 and the lowest return for a quarter was -21.60% during the quarter ended December 31, 2008.

Average Annual Total Returns For Periods Ended December 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Schwartz Value Fund	1 Year	5 Years	10 Years
Schwartz Value Fund Shares	5.44%	1.49%	6.85%
Schwartz Value Fund Shares - Return After Taxes on Distributions	5.28%	1.42%	5.99%
Schwartz Value Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.74%	1.26%	5.91%
RUSSELL 1000 INDEX (reflects no deduction for fees, expenses, or taxes)	16.42%	1.92%	7.52%

Ave Maria Catholic Values Fund
RISK/RETURN SUMMARY AVE MARIA CATHOLIC VALUES FUND
What is the Fund’s investment objective?
The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Ave Maria Catholic Values Fund Ave Maria Catholic Values Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ave Maria Catholic Values Fund Ave Maria Catholic Values Fund Shares
Management Fees	[1]	0.99%
Service (12b-1) Fees	[2]	0.23%
Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[3]	1.50%
[1]	Schwartz Investment Counsel, Inc. ("the Adviser") has contractually agreed to reduce Management Fees and reimburse Other Expenses until at least May 1, 2014 so that the Fund's Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.50%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursement occurred, provided the repayment to the Adviser does not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the 1.50% limitation. This expense limitation agreement may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser. During the fiscal year ended December 31, 2012, the Adviser recouped $79,351 of previous fee reductions from the Fund.
[2]	The Fund has adopted a Shareholder Servicing Plan under which the Fund may make payments to financial organizations for providing account administration and personnel and account maintenance services to Fund shareholders. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund incurred expenses of 0.23% under the Plan during its most recent fiscal year.
[3]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example also takes into account the contractual arrangement permitting the Adviser to recover prior years’ Management Fee reductions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ave Maria Catholic Values Fund Ave Maria Catholic Values Fund Shares	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal market conditions, the Ave Maria Catholic Values Fund invests primarily in common stocks believed to be priced at a discount to their true value according to the Adviser’s criteria for value. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund invests in securities of established companies of various market capitalizations.

The Adviser utilizes a comprehensive financial database and other sources with a universe of over 10,000 primarily domestic corporations to identify companies as candidates for the Fund. Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objective and standards. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church and actively seek the advice and counsel of Catholic clergy. This process would, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose policies undermine the Sacrament of Marriage.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with core values and teachings of the Roman Catholic Church.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

What are the principal risks of investing in the ave maria catholic values Fund?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the security be removed from the Fund. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. A stock may never achieve the price appreciation the Adviser anticipates and the Fund’s value style may go out of favor with investors.

Small-Cap and Mid-Cap Company Risks. Investments in small and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-sized companies may be subject to wider price fluctuations. Small and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Catholic Values Fund by showing the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

The Fund’s 2013 year-to-date total return through March 31, 2013 is 9.96%.

During the periods shown in the bar chart, the highest return for a quarter was 22.46% during the quarter ended June 30, 2009 and the lowest return for a quarter was -25.71% during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Ave Maria Catholic Values Fund	1 Year	5 Years	10 Years
Ave Maria Catholic Values Fund Shares	13.34%	3.22%	8.26%
Ave Maria Catholic Values Fund Shares - Return After Taxes on Distributions	12.80%	3.11%	8.00%
Ave Maria Catholic Values Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	9.37%	2.76%	7.29%
STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

Ave Maria Growth Fund
AVE MARIA GROWTH FUND
What is the Fund’s investment objective?
The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Ave Maria Growth Fund Ave Maria Growth Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ave Maria Growth Fund Ave Maria Growth Fund Shares
Management Fees	[1]	1.00%
Service (12b-1) Fees	[2]	0.23%
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[3]	1.51%
[1]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses until at least May 1, 2014 so that the Fund's Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.50%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursement occurred, provided the repayment to the Adviser does not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the 1.50% limitation. This expense limitation agreement may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser. During the fiscal year ended December 31, 2012, the Adviser recouped $101,846 of previous fee reductions from the Fund.
[2]	The Fund has adopted a Shareholder Servicing Plan under which the Fund may make payments to financial organizations for providing account administration and personnel and account maintenance services to Fund shareholders. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund incurred expenses of 0.23% under the Plan during its most recent fiscal year.
[3]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example also takes into account the contractual arrangement permitting the Adviser to recover prior years’ Management Fee reductions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ave Maria Growth Fund Ave Maria Growth Fund Shares	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Ave Maria Growth Fund invests primarily in common stocks of companies believed by the Sub-Adviser to offer above-average potential for growth in revenues, profits or cash flow. Dividend and interest income are secondary considerations in investment selection. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund may invest in companies of all sizes, including small and mid-cap companies. The Fund may focus a portion of its assets in securities of issuers in a particular business sector.

In selecting investments, the Sub-Adviser relies primarily on fundamental analysis by reviewing the issuing company’s financial statements, the fundamentals of other companies in the same industry, market trends and economic conditions. The Sub-Adviser evaluates a company’s earnings growth and prospects, price to cash flow and other variables to determine whether the company meets its growth criteria.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church and actively seek the advice and counsel of Catholic clergy. This process would, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose polices undermine the Sacrament of Marriage.

The Fund’s investments are monitored in relation to the Sub-Adviser’s criteria for a growth company. Generally, stocks are purchased with the intent to hold them for three years or more. However, when a company no longer meets the Sub-Adviser’s investment standards, it is sold regardless of the time held by the Fund. In addition, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

What are the principal risks of investing in the ave maria growth Fund?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Sub-Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Sub-Adviser invests in equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Sub-Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the security be removed from the Fund. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Sub-Adviser that the security be sold.

Sector Risks. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of December 31, 2012, the Fund had 28.4% of the value of its net assets invested in stocks within the industrials sector. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and may lack the dividend income of value companies that can offset losses in a falling market. A company may never achieve the earnings growth the Sub-Adviser anticipates and the Fund’s growth style may go out of favor with investors.

Small-Cap and Mid-Cap Company Risks. Investments in small and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-sized companies may be subject to wider price fluctuations. Small and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

The Fund’s 2013 year-to-date total return through March 31, 2013 is 9.11%.

During the periods shown in the bar chart, the highest return for a quarter was 18.84% during the quarter ended June 30, 2009 and the lowest return for a quarter was -23.18% during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Ave Maria Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Ave Maria Growth Fund Shares	14.71%	4.59%	9.63%	May 01, 2003
Ave Maria Growth Fund Shares - Return After Taxes on Distributions	14.71%	4.59%	9.59%	May 01, 2003
Ave Maria Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	9.56%	3.96%	8.58%	May 01, 2003
STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	6.84%	May 01, 2003

Ave Maria Rising Dividend Fund
AVE MARIA RISING DIVIDEND FUND
What is the Fund’s investment objective?
The Ave Maria Rising Dividend Fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Ave Maria Rising Dividend Fund Ave Maria Rising Dividend Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ave Maria Rising Dividend Fund Ave Maria Rising Dividend Fund Shares
Management Fees		0.75%
Service (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.00%
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ave Maria Rising Dividend Fund Ave Maria Rising Dividend Fund Shares	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Ave Maria Rising Dividend Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in the common stocks of dividend-paying companies that are expected to increase their dividends over time and to provide long-term growth of capital. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund may invest in companies of all sizes. The Fund may focus a portion of its assets in securities of issuers in a particular business sector.

The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Adviser looks for stocks with sustainable, above-average growth in earnings and dividends, and the Adviser attempts to buy them when they are temporarily out-of-favor or undervalued by the market.

Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objective and standards. In selecting investments for the Fund, the Adviser favors companies with one or more of the following attributes:

• either a track record of, or the potential for, above-average earnings and dividend growth;

• a competitive dividend yield;

• a sound balance sheet and solid cash flow to support future dividend increases;

• a sustainable competitive advantage and leading market position; and

• reasonable valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

In pursuing the Fund’s investment objective, the Adviser has the discretion to purchase securities in special situations when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church and actively seek the advice and counsel of Catholic clergy. This process would, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose policies undermine the Sacrament of Marriage.

Stocks are sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

What are the principal risks of investing in the ave maria rising dividend Fund?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the security be removed from the Fund. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Sector Risks. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of December 31, 2012, the Fund had 26.6% of the value of its net assets invested in stocks within the industrials sector. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. There is no guarantee that the Fund’s dividends will increase over time. The companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The investment style utilized for the Fund could fall out of favor with investors, which may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend paying stocks.

Small-Cap and Mid-Cap Company Risks. Investments in small and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-sized companies may be subject to wider price fluctuations. Small and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

The Fund’s 2013 year-to-date total return through March 31, 2013 is 11.59%.

During the periods shown in the bar chart, the highest return for a quarter was 15.51% during the quarter ended September 30, 2009 and the lowest return for a quarter was -19.23% during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Ave Maria Rising Dividend Fund	1 Year	5 Years	Since Inception	Inception Date
Ave Maria Rising Dividend Fund Shares	13.89%	6.33%	7.16%	May 02, 2005
Ave Maria Rising Dividend Fund Shares - Return After Taxes on Distributions	12.75%	5.85%	6.68%	May 02, 2005
Ave Maria Rising Dividend Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	10.50%	5.41%	6.19%	May 02, 2005
STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.90%	May 02, 2005

Ave Maria Opportunity Fund
AVE MARIA OPPORTUNITY FUND
What is the Fund’s investment objective?
The investment objective of the Ave Maria Opportunity Fund is to seek long-term capital appreciation.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Ave Maria Opportunity Fund Ave Maria Opportunity Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ave Maria Opportunity Fund Ave Maria Opportunity Fund Shares
Management Fees		0.95%
Service (12b-1) Fees		none
Other Expenses		0.48%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		1.46%
Less: Management Fee Reductions	[1]	(0.18%)
Total Anual Fund Operating Expenses After Management Fee Reductions	[2]	1.28%
[1]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses until at least May 1, 2014 so that the Fund's Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.25%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursement occurred, provided the repayment to the Adviser does not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the 1.25% limitation. This expense limitation agreement may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser.
[2]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ave Maria Opportunity Fund Ave Maria Opportunity Fund Shares	130	444	780	1,731

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Ave Maria Opportunity Fund invests primarily in common stocks believed to be priced at a discount to their true value according to the Adviser’s criteria for value. The Fund may invest in common stocks of companies of any capitalization and, under normal circumstances, will emphasize investments in mid-capitalization (“mid-cap”), small capitalization (“small-cap”) and micro capitalization (“micro-cap”) companies. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below).

Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objective and standards. The prices of shares in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

Although the Fund is permitted to invest in companies of any size, it is anticipated that the Fund will emphasize investments in common stocks of mid-cap, small-cap and micro-cap companies, with market capitalizations within the ranges defined by the Adviser. The Adviser currently defines mid-cap companies as those whose market capitalization at the time of purchase is between $4 billion and $10 billion, defines small-cap companies as those whose market capitalization is between $200 million and $4 billion, and defines micro-cap companies as those whose market capitalization is less than $200 million. Therefore, most of the companies in the Fund’s portfolio can be expected to have a market capitalization of $10 billion or less, as measured at the time of purchase. However, there is no maximum or minimum market capitalization of companies in which the Fund may invest. The Adviser believes that the Russell 2000 Index, an index of small capitalization stocks, is the most appropriate broad-based securities market index against which to compare the Fund’s performance. The median market capitalization of the companies included in the Russell 2000 Index was $541 million as of the most recent reconstitution of the Index.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church and actively seek the advice and counsel of Catholic clergy. This process would, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose policies undermine the Sacrament of Marriage.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with core values and teachings of the Roman Catholic Church.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

What are the principal risks of investing in the ave maria opportunity Fund?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the security be removed from the Fund. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. A stock may never achieve the price appreciation the Adviser anticipates and the Fund’s value style may go out of favor with investors.

Mid-Cap, Small-Cap and Micro-Cap Company Risks. Investments in mid-cap, small-cap and micro-cap companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of mid-cap, small-cap and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap, small-cap and micro-cap companies may be subject to wider price fluctuations. Mid-cap, small-cap and micro-cap companies also may not be widely followed by the investment community, which can lower the demand for their stock. The foregoing risks may be particularly pronounced with respect to investments in micro-cap companies.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Opportunity Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

The Fund’s 2013 year-to-date total return through March 31, 2013 is 10.98%.

During the periods shown in the bar chart, the highest return for a quarter was 26.05% during the quarter ended June 30, 2009 and the lowest return for a quarter was -26.43% during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Ave Maria Opportunity Fund	1 Year	5 Years	Since Inception	Inception Date
Ave Maria Opportunity Fund Shares	3.82%	3.65%	2.58%	May 01, 2006
Ave Maria Opportunity Fund Shares - Return After Taxes on Distributions	3.78%	3.63%	2.43%	May 01, 2006
Ave Maria Opportunity Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	2.54%	3.13%	2.15%	May 01, 2006
RUSSELL 2000 INDEX (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	3.07%	May 01, 2006

Ave Maria World Equity Fund
AVE MARIA WORLD EQUITY FUND
What is the Fund’s investment objective?
The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Ave Maria World Equity Fund Ave Maria World Equity Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ave Maria World Equity Fund Ave Maria World Equity Fund Shares
Management Fees		0.95%
Service (12b-1) Fees		none
Other Expenses		0.68%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.65%
Less: Management Fee Reductions	[1]	(0.13%)
Total Anual Fund Operating Expenses After Management Fee Reductions	[2]	1.52%
[1]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses until at least May 1, 2014 so that the Fund's Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.50%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursement occurred, provided the repayment to the Adviser does not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the 1.50% limitation. This expense limitation agreement may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser.
[2]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ave Maria World Equity Fund Ave Maria World Equity Fund Shares	155	508	885	1,944

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal market conditions, the Ave Maria World Equity Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks of U.S. and non-U.S. companies. The Fund will invest at least 60% of its net assets in common stocks issued by non-U.S. companies. For purposes of this requirement, a company is deemed to be a “non-U.S. company” if the company is headquartered outside the United States, or has at least 50% of its revenues or operations outside of the United States. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund invests in securities of established companies of various market capitalizations.

The Fund may, with respect to its investments in the stocks of non-U.S. companies, invest directly in such securities and/or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. All of the stocks owned by the Fund will be U.S. dollar-denominated and will be traded on a U.S. securities exchange or traded domestically in the over-the-counter markets.

The Fund will limit its investments in securities of issuers located in any one country (other than the United States) to less than 25% of the Fund’s total assets. The Fund may invest without limitation in equity securities of issuers located in emerging markets. Emerging market countries include, but are not limited to, South Korea, Brazil, Russia, China, Mexico, Taiwan, South Africa and India.

The Fund invests primarily in common stocks believed to be priced at a discount to their true value according to the Adviser’s criteria for value. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church and actively seek the advice and counsel of Catholic clergy. This process would, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose policies undermine the Sacrament of Marriage.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

What are the principal risks of investing in the ave maria world equity Fund?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the security be removed from the Fund. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Foreign Exposure Risks. Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include less stringent investor protection and disclosure standards of some foreign markets; fluctuations in foreign currencies; and withholding or other taxes. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. Even with respect to U.S. companies with substantial foreign operations, economic, regulatory and currency changes in foreign countries could dramatically affect the demand for a company’s products or the cost of producing those products. The foregoing risks are more pronounced in the case of investments in securities of issuers that are located in or have substantial operations in emerging market countries.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. A stock may never achieve the price appreciation the Adviser anticipates and the Fund’s value style may go out of favor with investors.

Small-Cap and Mid-Cap Company Risks. Investments in small and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-sized companies may be subject to wider price fluctuations. Small and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

The Fund’s 2013 year-to-date total return through March 31, 2013 is 7.50%.

During the periods shown in the bar chart, the highest return for a quarter was 10.88% during the quarter ended March 31, 2012 and the lowest return for a quarter was -20.66% during the quarter ended September 30, 2011.

Average Annual Total Returns for Periods Ended December 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Ave Maria World Equity Fund	1 Year	Since Inception	Inception Date
Ave Maria World Equity Fund Shares	13.83%	5.60%	Apr. 30, 2010
Ave Maria World Equity Fund Shares - Return After Taxes on Distributions	13.76%	5.54%	Apr. 30, 2010
Ave Maria World Equity Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	9.09%	4.79%	Apr. 30, 2010
STANDARD & POOR'S GLOBAL 1200 INDEX (reflects no deduction for fees, expenses, or taxes)	16.82%	7.18%	Apr. 30, 2010

Ave Maria Bond Fund
AVE MARIA BOND FUND
What is the Fund’s investment objective?
The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Ave Maria Bond Fund Ave Maria Bond Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ave Maria Bond Fund Ave Maria Bond Fund Shares
Management Fees	[1]	0.31%
Service (12b-1) Fees	[2]	0.15%
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.72%
Less: Management Fee Reductions	[1]	(0.01%)
Total Anual Fund Operating Expenses After Management Fee Reductions	[3]	0.71%
[1]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses until at least May 1, 2014 so that the Fund's Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 0.70%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursement occurred, provided the repayment to the Adviser does not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the 0.70% limitation. This expense limitation agreement may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser. During the fiscal year ended December 31, 2012, the Adviser recouped $5,691 of previous fee reductions from the Fund.
[2]	The Fund has adopted a Shareholder Servicing Plan under which the Fund may make payments to financial organizations for providing account administration and personnel and account maintenance services to Fund shareholders. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund incurred expenses of 0.15% under the Plan during its most recent fiscal year.
[3]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement (i) to maintain the Fund’s expenses at an agreed-upon level for a period of one year; and (ii) to recover prior years’ Management Fee Reductions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ave Maria Bond Fund Ave Maria Bond Fund Shares	73	229	400	894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Ave Maria Bond Fund invests primarily (80% or more of its net assets, including the amount of any borrowings for investment purposes) in investment-grade debt securities of domestic issuers, including the U.S. government and its agencies and instrumentalities, corporations and municipalities, as well as mortgage-backed securities and money market instruments. The Fund may invest up to 20% of its net assets in equity securities, which include preferred stocks, common stocks paying dividends and securities convertible into common stock. Under normal circumstances, all of the Fund’s investments in corporate debt and equity securities will satisfy the Fund’s religious criteria (as discussed below).

The Fund seeks to invest in securities that appear comparatively undervalued. For example, the Fund would consider a security having a yield that is higher than another security of similar credit quality and duration to be comparatively undervalued. Unlike funds investing solely for income, the Fund also seeks modest capital appreciation and growth of investment income. The Fund may purchase securities that are convertible into common stock or carry warrants or common stock purchase rights when the Adviser believes they offer higher return potential than nonconvertible securities. Convertible securities generally are debt obligations that pay income, but may convert into common or preferred stock under certain circumstances. The Fund may also seek capital appreciation by investing in fixed income securities when the Adviser believes interest rates on such investments may decline, thereby increasing the market value of the Fund’s fixed income securities. The Adviser may also purchase securities it believes have a high potential for credit upgrade.

The Fund will invest at least 80% of its net assets in “investment-grade” debt securities and securities issued by the U.S. government, its agencies or instrumentalities. Investment-grade debt securities are corporate bonds, debentures, notes or money market instruments rated in the top four categories at the time of purchase by a nationally recognized rating agency, or unrated securities that the Adviser considers to be of comparable quality. Securities issued by the U.S. government, its agencies or its instrumentalities include direct obligations of the U.S. Treasury (including Treasury Inflation-Protected Securities (“TIPS”)) and securities issued or guaranteed as to payment of interest and principal by agencies or instrumentalities of the U.S. government.

The Fund will invest no more than 20% of its net assets in debt securities whose highest rating, at the time of purchase, is BBB by Standard & Poor’s (or an equivalent rating) or lower. The Fund may invest up to 5% of its net assets in so-called “junk” securities whose ratings are below investment-grade.

The Fund may invest in debt securities of any maturity. In selecting debt securities, the Adviser will focus on the issuer’s credit strength as well as the security’s effective duration and yield. Effective duration is a measure of a debt security’s price sensitivity to interest rate changes. Effective duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until the final payment is due. When the Adviser expects interest rates to rise, it may purchase debt securities with shorter maturities or invest in money market instruments. When the Adviser expects interest rates to fall, it may invest in longer-term debt securities. The Adviser may sell a security when it no longer meets its criteria for investment or when there are more attractive investment opportunities available.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church and actively seek the advice and counsel of Catholic clergy. This process would, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose policies undermine the Sacrament of Marriage. The Fund’s investments in U.S. government obligations (or money market instruments for temporary defensive or liquidity purposes) may conflict with the Fund’s religious goals.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

What are the principal risks of investing in the ave maria bond Fund?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The Fund is subject to the risk that the securities markets may decrease in value. Factors affecting the securities markets include economic growth and decline, interest rate levels and political events. There is a risk the Adviser will not accurately predict the impact of these and other factors, in which case the securities owned by the Fund might decline in value. Any debt securities held by the Fund may be subject to certain risks, such as credit risks, interest rate risks, prepayment and extension risks and liquidity risks. Any equity securities held by the Fund may be subject to certain risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, general economic and stock market conditions, investor perceptions and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability. Convertible securities may be subject to both debt and equity security risks described herein.

Security Selection Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund might underperform the markets as a whole. The Adviser’s opinion about the creditworthiness of a company, the intrinsic value of a security or the direction of interest rates may be incorrect, which may cause the Fund to underperform relative to other mutual funds that have similar investment strategies.

Moral Investing Risks. The Adviser invests in corporate debt and equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the security be removed from the Fund. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Interest Rate Risks. The value of the Fund’s fixed income securities is also affected by changes in interest rates. When interest rates rise, the value of the Fund’s fixed income securities and its share price will decline. A change in interest rates will also change the amount of income the Fund generates. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities.

Credit Risks. The value of the Fund’s fixed income securities is affected by the issuers’ continued ability to make interest and principal payments, when due. The Fund could lose money if an issuer cannot meet its financial obligations or if its credit rating is downgraded. Securities rated in the lowest of the investment-grade categories (BBB or an equivalent rating) are considered more speculative than higher-rated securities. Their issuers may not be as financially strong and they may have a weakened capacity to pay interest or principal, especially during periods of economic uncertainty or downturn.

The Fund’s investment grade determination is made at the time of purchase. If a security’s rating is reduced below investment grade, the Fund is not required to liquidate the position. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income and achieve capital appreciation from its investment.

Government securities held by the Fund may or may not be backed by the “full faith and credit” of the U.S. government. Securities backed by the full faith and credit of the U.S. government include Treasury securities, Government National Mortgage Association securities and Overseas Private Investment Corporation securities. Securities that are not backed by the “full faith and credit” of the U.S. government include securities issued by various other government agencies.

Risks Associated with Credit Ratings. A rating by a nationally recognized statistical rating organization represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized statistical rating organizations present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Prepayment and Extension Risks. Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Prepayment risk is the risk that the underlying mortgages may be refinanced or paid off before they mature, particularly during periods of declining interest rates. This could lower the Fund’s return and result in losses to the Fund if some securities were acquired at a premium. Extension risk is the risk that the underlying mortgages may be refinanced or paid off more slowly than anticipated, particularly during periods of rising interest rates. This could cause the Fund to be unable to capitalize on higher interest rates because its investments are locked in at a lower interest rate for a longer period of time.

Liquidity Risks. Fixed-income securities may also be subject to liquidity risk, which is the risk that a security can not be sold at an advantageous time or price. If a fixed income security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Additionally the market for certain fixed income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

The Fund’s 2013 year-to-date total return through March 31, 2013 is 2.32%.

During the periods shown in the bar chart, the highest return for a quarter was 5.44% during the quarter ended September 30, 2009 and the lowest return for a quarter was -2.00% during the quarter ended September 30, 2011.

Average Annual Total Returns for Periods Ended December 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Ave Maria Bond Fund	1 Year	5 Years	Since Inception	Inception Date
Ave Maria Bond Fund Shares	4.63%	4.97%	4.58%	May 01, 2003
Ave Maria Bond Fund Shares - Return After Taxes on Distributions	3.95%	4.10%	3.58%	May 01, 2003
Ave Maria Bond Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.40%	3.85%	3.44%	May 01, 2003
BARCLAYS U.S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX (reflects no deduction for fees, expenses, or taxes)	3.89%	5.18%	4.53%	May 01, 2003